                                            PANORAMA SERIES FUND, INC.
                                              Total Return Portfolio
                                       Supplement dated July 25, 2002 to the
                                          Prospectus dated April 30, 2002

The Prospectus is revised as follows:

1.       The supplement dated April 30, 2002 is withdrawn.

2.     The paragraph titled "Portfolio Managers" in page 7 of the Prospectus is deleted in its entirety and replaced with the following:

           Portfolio  Managers.  The  portfolio  manager  of the  Portfolio's  equity  component  is Patrick
           Bisbey.  He  is  the  person  primarily   responsible  for  the  day-to-day   management  of  the
           Portfolio's equity  investments.  Mr. Bisbey became a portfolio manager of the Portfolio on March
           1,  2000.  He  is  the  person  primarily  responsible  for  the  day-to-day  management  of  the
           Portfolio's  equity  investments.  Mr.  Bisbey is a Managing  Director and Manager of Trading and
           Portfolio  Operations  (since  June,  1992)  of  Trinity  Investment  Management  Corporation,  a
           wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer Acquisition Corp.

           Since April 23, 2002,  the  portfolio's  fixed-income  component  has been managed by a portfolio management  team comprised of Angelo  Manioudakis  and other  investment  professionals  selected from the Manager's  high-grade team in its  fixed-income  department.  This portfolio  management team  is  primarily  responsible  for  the  day-to-day  management  of  the  Fund's  fixed-income component  of the  portfolio.  Mr.  Manioudakis  is a Vice  President of the Fund and Senior Vice
           President  of the  Manager.  Prior to joining the Manager in April 2002,  Mr.  Manioudakis  was a portfolio manager at Morgan Stanley Investment Management (August 1993-April 2002).

3.     The second  sentence of the first  paragraph of the section  titled  "Foreign  Investing"  on page 11 of the
       Prospectus should be deleted in its entirety and replaced with the following:

           As a non-fundamental policy, the Portfolio cannot invest more than 10% of its total assets in foreign securities.

4.     The second  paragraph of the section  titled  "Foreign  Investing"  on page 11 of the  Prospectus  should be deleted in its entirety.

July 25, 2002                                                                                    PS0609.005